Business and Basis of Presentation (Affiliated Asset Transfers) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 01, 2021	Dec. 31, 2022	[1]	Dec. 31, 2021	[1]	Dec. 31, 2020
Effects of Reinsurance [Line Items]
Realized investment gains (losses), net		$ 336,382		$ (386,894)		$ (62,976)
Variable Annuities | PALAC July 2021 Purchase | Affiliated Entity | Impacts of Recapture
Effects of Reinsurance [Line Items]
Fair Value	$ 4,908,000
Book Value	4,908,000
APIC, Net of Tax Increase/ (Decrease)	0
Realized investment gains (losses), net	0
Derivative Gain/(Loss)	0
Variable Annuities | Prudential Insurance July 2021 Contributed Capital | Affiliated Entity | Impacts of Recapture
Effects of Reinsurance [Line Items]
Fair Value	3,420,000
Book Value	3,420,000
APIC, Net of Tax Increase/ (Decrease)	3,420,000
Realized investment gains (losses), net	0
Derivative Gain/(Loss)	$ 0

[1]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.